Debentures (Details 1) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Gross debt	R$ 8,482,555
Transaction cost	(89,098)
Net debt	8,393,457
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,825,412
Transaction cost	(25,529)
Net debt	1,799,883
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Gross debt	2,202,198
Transaction cost	(19,105)
Net debt	2,183,093
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,130,834
Transaction cost	(11,413)
Net debt	1,119,421
Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Gross debt	465,465
Transaction cost	(8,281)
Net debt	457,184
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	954,663
Transaction cost	(8,115)
Net debt	946,548
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	1,903,983
Transaction cost	(16,655)
Net debt	R$ 1,887,328